Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (996,915)	$ (4,145,190)	$ (13,189,122)	$ (6,568,863)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	514,402	186,061	500,622	82,904
Stock option expense		452,234	904,468	1,676,476
Common stock issued for services		2,660,000	3,460,000
Non-cash financing costs				39,293
Amortization of debt discounts	19,797	304,419	4,460,931	124,320
Change in value of derivative liability				(40,265)
Gain on disposal of assets		(11,302)	(17,360)
Impairment of leased assets			2,388,000	2,800,000
Loss on the settlement of debt	(252,900)
Accounts receivable	(65,115)
Prepaid expenses	(36,697)	12,859	(95,494)	(13,406)
Accounts payable	(214,585)	40,142	673,836	15,966
Accrued expenses	465,843	13,161	489,963	31,453
Net cash used in operating activities	(60,370)	(487,616)	(424,156)	(1,852,123)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment		(2,840)	(2,840)	(3,178)
Deposit for leased vehicles
Net cash used in investing activities		(2,840)	(2,840)	(3,178)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock		307,924	307,924	2,484,199
Payment of offering costs				(614,805)
Proceeds from convertible note payable				100,000
Repayment of convertible note payable				(113,888)
Proceeds from notes payable	1,051,330	6,645,000	7,746,378	887,667
Repayment of note payable	(508,394)	(122,744)	(6,111,263)
Payment for debt issuance costs		(178,228)	(178,228)
Proceeds from advance from related party				50,000
Repayment of advance from related party				(125,000)
Repayment of finance lease obligations	(725,599)	(333,730)	(1,369,109)	(522,777)
Net cash provided by (used in) financing activities	(182,693)	6,318,222	395,702	2,145,396
NET INCREASE (DECREASE) IN CASH	(243,063)	5,827,766	(31,294)	290,095
CASH, BEGINNING OF PERIOD	277,444	308,738	308,738	18,643
CASH, END OF PERIOD	34,381	6,136,504	277,444	308,738
CASH PAID FOR:
Interest	564,961	24,372	139,825	16,402
Income taxes
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES
Payment of accounts payable/accrued expenses with common stock	421,500	69,274	119,274
Value of equity recorded as debt discounts		4,134,297	4,134,297	1,368,063
Finance lease obligations	$ 510,136	$ 659,539	$ 3,700,674	$ 2,116,068